Liquidity and going concern (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net working capital	$ 53,591	$ 64,436
Cash and cash equivalent (including restricted cash)	46,012	61,119	$ 71,842	$ 60,905
Long term debt including royalties payable	67,137
Current portion	(19,503)
Net income (loss) from continuing operations	188	(40,770)	(62,860)
Net cash from (used in) operating activities of continuing operations	(15,685)	(27,437)	(49,453)
Accumulated deficit	(998,320)	(998,361)
Convertible Debt	$ 17,500
Conversion price (dollars per share)	$ 2.17
Dividends received from joint ventures	$ 25,045	$ 23,191	$ 16,633